Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accrued Expenses And Other Current Liabilities [Abstract]
Annual bonus	$ 2,356	$ 2,198	$ 1,883
External research and development services	1,910	274	440
Other employee compensation and benefits	146	426	401
Financing costs	808
Other operating expenses	491	277	497
Total accrued expenses and other current liabilities	$ 5,711	$ 3,175	$ 3,221